Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating leases for minimum rentals
For the Year Ending December 31,
2019	$213,332
2020	213,332
2021	213,332
2022	213,332
2023 and thereafter	3,075,536
$3,928,864